Consolidated Statements of Changes to Stockholders' Equity (Unaudited) - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Dec. 31, 2024	$ 5,050	$ 35,554	$ 89,290,193	$ (78,803,383)	$ (146,463)	$ 10,380,951
Balance, shares at Dec. 31, 2024	333,333	2,369,995
Net loss for the first half of year				(354,787)		(354,787)
Foreign exchange adjustment					260	260
Balance at Jun. 30, 2025	$ 5,050	$ 35,554	89,290,193	(79,158,170)	(146,203)	10,026,424
Balance, shares at Jun. 30, 2025	333,333	2,369,995
Net loss for the first half of year				(2,514,709)		(2,514,709)
Foreign exchange adjustment					2,336	2,336
Compensation			266,720			266,720
Balance at Dec. 31, 2025	$ 5,050	$ 35,554	89,556,913	(81,672,879)	(143,867)	7,780,771
Balance, shares at Dec. 31, 2025	333,333	2,369,995
Net loss for the first half of year				(2,551,089)		(2,551,089)
Foreign exchange adjustment					(16,704)	(16,704)
Share Issuance			1,645,786			1,645,786
Share issuance, shares		844,450
Balance at Jun. 30, 2026	$ 5,050	$ 35,554	$ 91,202,699	$ (84,223,968)	$ (160,571)	$ 6,858,764
Balance, shares at Jun. 30, 2026	333,333	3,214,445